Fair Value Measurements (Details) - 401 (k) Plan - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Common stock, par value (in dollars per share)	$ 5.00
Total investments	$ 381,607	$ 315,498
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	287,126	222,395
Separately managed accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	70,591	70,656
Renasant Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	23,890	22,447
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	381,607	315,498
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	287,126	222,395
Level 1 | Separately managed accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	70,591	70,656
Level 1 | Renasant Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 23,890	$ 22,447